Filed with the Securities and Exchange Commission August 21, 2026

Securities Act of 1933 File No. 333-180308

Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 281

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 283

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Karen Jacoppo-Wood, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Andrew Davalla

Thompson Hine LLP
3900 Key Center, 127 Public Square

Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on September 1, 2026 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ X /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 277 (“PEA #277”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 8, 2026. Pursuant to Rule 485(a)(2), that filing was expected to become effective on August 22, 2026.

This Post-Effective Amendment No. 281 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 1, 2026 as the new effective date for PEA #277.

This Post-Effective Amendment No. 281 incorporates by reference the information contained in Parts A, B, and C of PEA #277.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 281 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on August 21, 2026.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

*	August 21, 2026
Keith Shintani, Trustee

*	August 21, 2026
Janine L. Cohen, Trustee		By:	/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
*	August 21, 2026		Attorney-in-fact*
Jacqueline A. Williams, Trustee			August 21, 2026

*	August 21, 2026
Clifford N. Schireson, Trustee

*	August 21, 2026
Robert E. Morrison, Trustee

/s/ Todd E. Heim	August 21, 2026
Todd E. Heim, President

/s/ Daniel Bauer	August 21, 2026
Daniel Bauer, Treasurer/Controller/Principal Financial Officer